Note 9 - Cash, Cash equivalents in central banks and other demand deposits and Financial liabilities measured at amortized cost - Cash, Cash equivalents in central banks and other demand deposits (Details) - EUR (€)
€ in Millions
	Dec. 31, 2018	Aug. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost Line Items
BBVA Cash Balance Available To The Date	€ 58,196	€ 4,577	€ 42,680	€ 40,039
Cash On Hand [Member]
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost Line Items
BBVA Cash Balance Available To The Date	6,346		6,220	7,413
Cash balances at central banks [Member]
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost Line Items
BBVA Cash Balance Available To The Date	43,880		31,718	28,671
Other demand deposits [Member]
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost Line Items
BBVA Cash Balance Available To The Date	€ 7,970		€ 4,742	€ 3,955